Stock-Based Compensation Plans (Schedule Of Other Data For Stock Options, Stock Awards And PSUs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 18,421
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	2 years 4 months 24 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 16,786
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	82,056
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 3,849
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	2 years 1 month 6 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 3,667
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	14,586
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options, stock awards and PSU's at end of year	$ 3,515
Weighted average period over which unrecognized compensation cost of nonvested options, stock awards and PSU's to be recognized (years)	1 year 8 months 12 days
Actual income tax benefit realized from options exercised or stock awards and PSU's vested	$ 2,397
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	$ 19,160